Offerings	Feb. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	13,285,064
Proposed Maximum Offering Price per Unit	11.34
Maximum Aggregate Offering Price	$ 150,652,625.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,805.13
Offering Note	The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Shares of Beneficial Interest
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	3,626,753
Maximum Aggregate Offering Price	$ 39,459,072.64
Carry Forward Form Type	N-2
Carry Forward File Number	333-266318
Carry Forward Initial Effective Date	Jan. 09, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,348.39
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement includes 3,626,753 of unsold shares of common shares of beneficial interest (the "Unsold Carryforward Shares") that were previously registered for sale under the Registrant's prior registration statement on Form N-2/A (File No. 333-266318) effective December 28, 2022 (the "Prior Registration Statement"). The Registrant previously paid filing fees of $4,348.39 in connection with such Unsold Carryforward Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fees previously paid with respect to the Unsold Carryforward Shares will continue to be applied to such Unsold Carryforward Shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of Unsold Carryforward Shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest
Amount Registered | shares	88,183
Proposed Maximum Offering Price per Unit	11.34
Maximum Aggregate Offering Price	$ 999,995.22
Amount of Registration Fee	$ 138.10
Offering Note	(3) This Maximum Aggregate Offering Price was originally registered under Rule 457(o) and is now converted to Rule 457(a). (4) The Registrant previously paid $138.10 in connection with the filing of the Registrant's Registration Statement on Form N-2 (File No. 333-292301) with the Securities and Exchange Commission on December 19, 2025. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. See note (3) above.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Shares of Beneficial Interest
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase shares of common shares, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.